Equipment on Operating Leases - Changes in Cost, Accumulated Depreciation and Impairment Losses, and the Carrying Amounts of Equipment on Operating Leases (Detail) - Equipment on operating leases [member] - JPY (¥)
¥ in Millions
	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 4,088,133
Ending balance	4,448,849	¥ 4,088,133
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,218,446	5,114,543
Additions	2,038,734	1,799,155
Sales or disposal	(1,721,471)	(1,475,302)
Exchange differences on translating foreign operations	164,802	(219,950)
Other
Ending balance	5,700,511	5,218,446
Accumulated depreciation, amortization and impairment losses [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	(1,130,313)	(1,009,880)
Depreciation	(781,082)	(744,717)
Sales or disposal	704,691	591,721
Exchange differences on translating foreign operations	(32,242)	44,474
Other	(12,716)	(11,911)
Ending balance	¥ (1,251,662)	¥ (1,130,313)